Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Income Taxes [Line Items]
Cayman statutory rate	$ 0	$ 0	$ 0
Tax on pretax income at statutory rate	18,765	15,727	6,788
Tax-exempt income	(906)	(2,573)	(4,325)
Permanent differences	(1,065)	(396)	1,730
Temporary differences	(330)	(344)	1,732
Alternative minimum tax	4	1,170	2,203
Income tax (10%) on undistributed earnings	2,460	2,491	3,396
Net changes in income tax credit	(897)	(899)	708
Net changes in valuation allowance of deferred income tax assets	1,621	733	(2,364)
Net operating loss carryforwards	(2,052)	(1,298)	(189)
Liabilities related to unrealized tax benefits	672	91	(39)
Adjustment of prior years' taxes and others	(23)	1,399	132
Income tax expense	$ 18,249	$ 16,101	$ 9,772